Other assets - Seed Capital and Private Equity Investments (Details) - NAV - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Unfunded commitments	$ 0	$ 49
Other Assets
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	215	154
Unfunded commitments	41	43
Other Assets | Seed capital
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	54	40
Unfunded commitments	$ 0	$ 1
Redemption frequency	Daily-quarterly	Daily-quarterly
Other Assets | Private equities
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	$ 74	$ 55
Unfunded commitments	41	42
Other Assets | Other corporate investments
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	87	59
Unfunded commitments	$ 0	$ 0
Redemption frequency	Daily-quarterly	Daily-quarterly
Other Assets | Minimum | Seed capital
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Redemption notice period	1 day	1 day
Other Assets | Minimum | Other corporate investments
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Redemption notice period	1 day	1 day
Other Assets | Maximum | Seed capital
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Redemption notice period	90 days	90 days
Other Assets | Maximum | Other corporate investments
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Redemption notice period	95 days	95 days